21. Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	$ 18,330	$ 29,882
Securities held-to-maturity	0	0
Fair Value - Available for sale Securities	6,050	7,101
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	0	0
Commercial real estate	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr. lien	0	0
Consumer	0	0
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities: (in thousands)
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Federal funds purchased and short-term borrowings	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	38,370	42,291
Fair Value - Available for sale Securities	29,139	33,785
Restricted equity securities	3,633	4,021
Loans and loans held-for-sale
Commercial & Industrial	346	435
Commercial real estate	1,239	1,763
Residential real estate - 1st lien	1,689	1,507
Residential real estate - Jr. lien	483	271
Consumer	0	0
Mortgage servicing rights	1,608	1,010
Accrued interest receivable	1,778	1,751
Financial liabilities: (in thousands)
Deposits, Other deposits	464,220	463,168
Deposits, Brokered deposits	18,401	14,559
Federal funds purchased and short-term borrowings	0	0
Long-term borrowings	0	6,004
Repurchase agreements	29,645	34,150
Capital lease obligations	711	775
Subordinated debentures	12,880	13,158
Accrued interest payable	75	93
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0	0
Securities held-to-maturity	0	0
Fair Value - Available for sale Securities	0	0
Restricted equity securities	0	0
Loans and loans held-for-sale
Commercial & Industrial	56,035	49,441
Commercial real estate	157,843	139,175
Residential real estate - 1st lien	174,776	175,559
Residential real estate - Jr. lien	45,785	47,484
Consumer	9,130	11,079
Mortgage servicing rights	0	0
Accrued interest receivable	0	0
Financial liabilities: (in thousands)
Deposits, Other deposits	0	0
Deposits, Brokered deposits	0	0
Federal funds purchased and short-term borrowings	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Capital lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	18,330	29,882
Securities held-to-maturity	37,937	41,866
Fair Value - Available for sale Securities	35,189	40,886
Restricted equity securities	3,633	4,021
Loans and loans held-for-sale
Commercial & Industrial	55,069	48,819
Commercial real estate	154,696	138,166
Residential real estate - 1st lien	171,498	169,424
Residential real estate - Jr. lien	45,292	46,661
Consumer	8,708	10,495
Mortgage servicing rights	1,329	1,010
Accrued interest receivable	1,778	1,751
Financial liabilities: (in thousands)
Deposits, Other deposits	463,160	460,939
Deposits, Brokered deposits	18,393	14,558
Federal funds purchased and short-term borrowings	0	0
Long-term borrowings	0	6,000
Repurchase agreements	29,645	34,150
Capital lease obligations	711	775
Subordinated debentures	12,887	12,887
Accrued interest payable	75	93
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	18,330	29,882
Securities held-to-maturity	38,370	42,291
Fair Value - Available for sale Securities	35,189	40,886
Restricted equity securities	3,633	4,021
Loans and loans held-for-sale
Commercial & Industrial	56,381	49,876
Commercial real estate	159,082	140,938
Residential real estate - 1st lien	176,465	177,066
Residential real estate - Jr. lien	46,268	47,755
Consumer	9,130	11,079
Mortgage servicing rights	1,608	1,010
Accrued interest receivable	1,778	1,751
Financial liabilities: (in thousands)
Deposits, Other deposits	464,220	463,168
Deposits, Brokered deposits	18,401	14,559
Federal funds purchased and short-term borrowings	0	0
Long-term borrowings	0	6,004
Repurchase agreements	29,645	34,150
Capital lease obligations	711	775
Subordinated debentures	12,880	13,158
Accrued interest payable	$ 75	$ 93